Consolidated Statements of Cash Flows (Parenthetical) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about borrowings [Line Items]
Income tax paid		€ (1,355)	€ (1,434)	[1]
Interest paid		(206)	(320)	[1]
Interest received		170	261	[1]
Dividends received from non-consolidated entities		5	0	[1]
Net change in short-term debt and other financial instruments	[2],[3]	3,322	5,876	[1]
Cash and cash equivalents	[3]	15,359	6,795	[1]
Opella
Disclosure of detailed information about borrowings [Line Items]
Cash and cash equivalents		667
Commercial paper program in USA
Disclosure of detailed information about borrowings [Line Items]
Net change in short-term debt and other financial instruments		€ 3,353	€ 6,060

[1]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[2]	For the six months ended June 30, 2025, this line item mainly comprises a commercial paper program in the United States for €3,353 million, compared with €6,060 million in the six months ended June 30, 2024. This line item also includes realized foreign exchange gains and losses on cash and cash equivalents in non-functional currencies, mainly the US dollar, and on derivatives used to manage them.
[3]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.